Submission	Sep. 25, 2026
Submission [Line Items]
Central Index Key	0001536196
Registrant Name	Can-Fite BioPharma Ltd.
Registration File Number	333-298625
Form Type	F-3
Submission Type	F-3/A
Fee Exhibit Type	EX-FILING FEES